TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
TRADE AND OTHER PAYABLES [Abstract]
Trade creditors	$ 9,837	$ 712
Accrued expenses	55	125
Trade and other payables	$ 9,892	$ 837